Expense Example - FIMMFunds-Class1ComboPRO - FIMMFunds-Class1ComboPRO - Fidelity Investments Money Market Treasury Only Portfolio - Fidelity Investments Money Market Treasury Only Portfolio - Class I	May 30, 2023 USD ($)
Expense Example:
1 year	$ 18
3 years	64
5 years	114
10 years	$ 264